FAIR VALUE OF FINANCIAL INSTRUMENTS, DERIVATIVES AND FAIR VALUE DISCLOSURES (Narrative) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Fair Value of Financial Instruments, Derivatives and Fair Value Disclosures [Abstract]
Derivative, notional amount	$ 300,000	$ 400,000
Derivative, cap interest rate	2.50%